Intangible assets and goodwill - Summary of Breakdown of the Total Intangible Assets by Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	$ 487,012	$ 411,521
Brazil
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	66,476	43,762
Cayman Islands
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	242,385	224,486
Colombia
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	47,224	0
Chile
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	120,842	132,520
United States of America
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	10,082	10,747
Other
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	$ 3	$ 6